Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 206,861	$ 179,413	$ 191,419
Other comprehensive income, (loss) net of tax:
Foreign currency translation differences	(13,917)	(22,155)	7,190
Unrealized gains (losses) on derivative instruments, net of tax	30,632	(20,582)	(16,301)
Pension and post-retirement benefit plans, net of tax	7,892	(29,210)	16,921
Unrealized gains (losses) on available-for-sale marketable securities, net of tax	(59)	(200)	1,059
Other Comprehensive Income (Loss), Net of Tax	24,548	(72,147)	8,869
Other comprehensive income (loss), net of tax, portion attributable to parent	24,973	(71,364)
Total comprehensive income	231,409	107,266	200,288
Less: comprehensive income attributable to non-controlling interest	(3,927)	(7,650)	(8,546)
Comprehensive income attributable to Elbit Systems Ltd.'s shareholders	$ 227,482	$ 99,616	$ 191,742